Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - summary of Net profit for the year from discontinued operations (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Operating revenues:
Service revenues	$ 714,244,392	$ 34,700	$ 708,483,701	[1]	$ 702,961,964	[1]
Sales of equipment	141,290,479	6,864	131,223,459	[1]	148,521,512	[1]
Operating revenues	855,534,871	41,564	839,707,160	[1]	851,483,476	[1]
Total costs and expenses	341,059,662	16,570	334,881,859	[1]	348,776,249	[1]
Operating income	166,132,641	8,070	145,503,379	[1]	143,798,284	[1]
Profit before income tax	102,760,165	4,992	47,543,602	[1]	110,382,620	[1]
Tax expense:
Net profit for the year from discontinued operations	121,710,718	$ 5,913	16,992,625	[1]	9,844,889	[1]
Discontinued operations [member] | Tracfone Wireless Inc Tracfone [member]
Operating revenues:
Service revenues	130,091,540		149,376,532		131,403,268
Sales of equipment	22,160,481		27,802,837		24,461,125
Operating revenues	152,252,021		177,179,369		155,864,393
Total costs and expenses	134,495,316		157,327,836		144,822,141
Operating income	17,756,705		19,851,533		11,042,252
Financial cost	(1,733)		(2,026)		(77,884)
Gain on disposal of discontinued operations	132,821,709		0		0
Profit before income tax	150,576,681		19,849,507		10,964,368
Tax expense:
Related to pre-tax profit from the ordinary activities for the period	2,571,541		2,856,882		1,119,479
Related to gain on disposal from discontinued operations	26,294,422		0		0
Net profit for the year from discontinued operations	$ 121,710,718		$ 16,992,625		$ 9,844,889

[1]	Restated for discontinued operations.